INVESTMENT REAL ESTATE AND REAL ESTATE PARTNERSHIPS (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Real Estate [Line Items]
Amount		$ 3,000	$ 2,366
Real estate investments held-for-sale		63	12
Consolidated Variable Interest Entities
Real Estate [Line Items]
Amount		2,660	1,798
Investment real estate
Real Estate [Line Items]
Amount		$ 3,000	2,366
Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	100.00%	100.00%
Real estate partnerships
Real Estate [Line Items]
Amount		$ 4,241	3,438
Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	100.00%	100.00%
Hotel | Investment real estate
Real Estate [Line Items]
Amount		$ 178	135
Hotel | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	6.00%	6.00%
Hotel | Real estate partnerships
Real Estate [Line Items]
Amount		$ 108	108
Hotel | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	3.00%	3.00%
Industrial | Investment real estate
Real Estate [Line Items]
Amount		$ 56	14
Industrial | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	1.00%	2.00%
Industrial | Real estate partnerships
Real Estate [Line Items]
Amount		$ 62	83
Industrial | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	2.00%	1.00%
Land | Investment real estate
Real Estate [Line Items]
Amount		$ 807	288
Land | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	11.00%	27.00%
Land | Real estate partnerships
Real Estate [Line Items]
Amount		$ 41	35
Land | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	1.00%	1.00%
Office | Investment real estate
Real Estate [Line Items]
Amount		$ 329	338
Office | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	14.00%	11.00%
Office | Real estate partnerships
Real Estate [Line Items]
Amount		$ 1,943	2,090
Office | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	61.00%	46.00%
Retail | Investment real estate
Real Estate [Line Items]
Amount		$ 161	186
Retail | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	8.00%	5.00%
Retail | Real estate partnerships
Real Estate [Line Items]
Amount		$ 1,529	705
Retail | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	21.00%	36.00%
Apartments | Investment real estate
Real Estate [Line Items]
Amount		$ 46	47
Apartments | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	2.00%	2.00%
Apartments | Real estate partnerships
Real Estate [Line Items]
Amount		$ 406	267
Apartments | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	8.00%	10.00%
Single family residential | Investment real estate
Real Estate [Line Items]
Amount		$ 1,311	1,343
Single family residential | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	57.00%	43.00%
Single family residential | Real estate partnerships
Real Estate [Line Items]
Amount		$ 8	0
Single family residential | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	0.00%	0.00%
Other | Investment real estate
Real Estate [Line Items]
Amount		$ 112	15
Other | Investment real estate | Market Sector
Real Estate [Line Items]
Percentage	1.00%	4.00%
Other | Real estate partnerships
Real Estate [Line Items]
Amount		$ 144	$ 150
Other | Real estate partnerships | Market Sector
Real Estate [Line Items]
Percentage	4.00%	3.00%